EARNINGS/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of the numerator for the calculation of basic and diluted EPS:
Net loss attributable to Golar LNG Ltd stockholders from continuing operations - basic and diluted, basic	$ 50,839	$ (47,086)	$ 872,429
Net loss attributable to Golar LNG Ltd stockholders from continuing operations - basic and diluted, diluted	50,839	(47,086)	872,429
Net income/(loss) from discontinued operations, basic	0	293	(84,656)
Net income/(loss) from discontinued operations, diluted	$ 0	$ 293	$ (84,656)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average number of common shares outstanding, basic (in shares)	104,200	106,620	107,860
Dilutive impact of share options and RSUs (in shares)	1,068	0	682
Weighted average number of common shares outstanding, diluted (in shares)	105,268	106,620	108,542
Earnings Per Share, Basic and Diluted [Abstract]
Basic EPS/(LPS) from continuing operations (in dollars per share)	$ 0.49	$ (0.44)	$ 8.09
Dilutive EPS/(LPS) from continuing operations (in dollars per share)	0.48	(0.44)	8.04
Basic EPS from discontinued operations (in dollars per share)	0	0.00	(0.79)
Diluted EPS from discontinued operations (in dollars per share)	$ 0	$ 0	$ (0.79)